Segment Information (Intersegment Details) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenues	$ (171,760)	$ (181,193)	$ (170,756)
Total Intersegment Revenues
Segment Reporting Information [Line Items]
Total revenues	3,194	3,344	1,888
Consolidations
Segment Reporting Information [Line Items]
Total revenues	1,986	1,909	1,511
Eliminations and consolidations
Segment Reporting Information [Line Items]
Total revenues	5,180	5,253	3,399
Communications | Total Intersegment Revenues
Segment Reporting Information [Line Items]
Total revenues	11	26	13
WarnerMedia | Total Intersegment Revenues
Segment Reporting Information [Line Items]
Total revenues	3,183	3,318	1,875
Latin America | Total Intersegment Revenues
Segment Reporting Information [Line Items]
Total revenues	$ 0	$ 0	$ 0